Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees - Parenthetical (Details) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	¥ 185,085	¥ 170,782
Operating lease liability	206,872
Accounting Standards Update 2016-02 [Member]
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	20,793	23,733
Operating lease liability	¥ 20,793	¥ 23,733